Trade and Other Receivables - Impairment Provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impairment provision at period start	€ 2,795
Impairment provision at period end	2,563	€ 2,795
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impairment provision at period start	2,795	2,787
Allowances	998	915
Amounts applied	(1,019)	(1,044)
Inclusion of companies	14
Translation differences and other	(225)	137
Impairment provision at period end	€ 2,563	€ 2,795